Dividends - Details of Dividend Declared (Detail) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2024 KRW (₩) ₩ / shares shares	Dec. 31, 2023 KRW (₩) ₩ / shares shares	Dec. 31, 2022 KRW (₩) shares	Dec. 31, 2021 shares
Disclosure of dividends [Line Items]
Dividend type	Cash dividends	Cash dividends	Cash dividends
Number of shares outstanding | shares				212,886,342	212,699,730	218,032,053	217,582,152
Face value (in won) | ₩ / shares				₩ 100	₩ 100
Dividends | ₩				₩ 753,613	₩ 765,618	₩ 723,843
Interim Dividend One [Member]
Disclosure of dividends [Line Items]
Number of shares outstanding | shares				212,886,342	218,473,140	218,032,053
Face value (in won) | (per share)			$ 100	₩ 100	₩ 100
Dividend ratio	830.00%	830.00%	830.00%
Dividends | ₩				₩ 176,696	₩ 181,333	₩ 180,967
Interim Dividend Two [Member]
Disclosure of dividends [Line Items]
Number of shares outstanding | shares				212,886,342	216,412,898	218,032,053
Face value (in won) | (per share)		$ 100	$ 100	₩ 100
Dividend ratio	830.00%	830.00%	830.00%
Dividends | ₩				₩ 176,696	₩ 179,623	₩ 180,967
Interim [Member]
Disclosure of dividends [Line Items]
Dividend type	Cash dividends (Interim)	Cash dividends (Interim)	Cash dividends (Interim)
Number of shares outstanding | shares				212,880,865	218,466,141	218,002,830
Face value (in won) | (per share)	$ 100		$ 100		₩ 100
Dividend ratio	830.00%	830.00%	830.00%
Dividends | ₩				₩ 176,690	₩ 181,327	₩ 180,942
Year-end [Member]
Disclosure of dividends [Line Items]
Number of shares outstanding | shares				212,886,342	212,699,730	218,032,053
Face value (in won) | (per share)		$ 100	$ 100	₩ 100
Dividend ratio	1050.00%	1050.00%	830.00%
Dividends | ₩				₩ 223,531	₩ 223,335	₩ 180,967